TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017	Aug. 31, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Preferred Income tax rate not within Development Zone A								12.00%	16.00%	12.50%	15.00%	15.00%
Preferred Income tax rate for Development Zone A								6.00%	9.00%	7.00%	10.00%	10.00%
Maximum tax rate on dividends distributed from Preferred Income.			20.00%					15.00%
Corporate tax rate for Israel				23.00%	23.00%	24.00%
U.S. subsidiaries tax rate, federal and state						38.00%
Reduction of corporate tax rate		25.00%
Uniform tax rate for Development Zone A		7.50%
Deferred tax asset, state operating loss carryforward				$ 3,500	$ 3,375
United States [Member]
Income Taxes [Line Items]
Corporate tax rate for Israel				21.00%
United States [Member] | Minimum [Member]
Income Taxes [Line Items]
Corporate tax rate for Israel				3.00%
United States [Member] | Maximum [Member]
Income Taxes [Line Items]
Corporate tax rate for Israel				6.00%
U.S. Subsidiary [Member]
Income Taxes [Line Items]
Deferred tax asset, state operating loss carryforward				$ 1,519
TAT Technologies Ltd [Member]
Income Taxes [Line Items]
Preferred Income tax rate not within Development Zone A									16.00%	12.50%	15.00%	15.00%
Deferred tax asset, capital loss carryforward				$ 1,502
Turbo chrome [Member]
Income Taxes [Line Items]
Preferred Income tax rate for Development Zone A						7.50%	9.00%	9.00%	9.00%	7.00%	10.00%	10.00%
Tax Year 2017 [Member]
Income Taxes [Line Items]
Reduction of corporate tax rate	24.00%
Tax Year 2018 [Member]
Income Taxes [Line Items]
Reduction of corporate tax rate	23.00%